Trade and other receivables and other current assets - additional details (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€) item	Dec. 31, 2025 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Increase (Decrease) in deferred charges | $	$ (15,000,000)
Financial assets		€ 3,494,788,000	€ 3,133,264,000
Trade receivables | Accumulated impairment [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Financial assets		€ (9,600,000)
Number Of Disputed Invoices | item		2